Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 21, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Line of Credit Facility [Line Items]
Sale value of property	$ 77,500
Proceeds from sale of property in percent to sale value	90.00%
Proceeds from sale of property in value to sale value	$ 69,750
Credit from sale of property in percent to sale value	10.00%
Repayment of secured debt	$ 44,500
Bareboat charter agreement period	13 years
Bareboat charter agreement description	the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with purchase options at years 5, 7 and 10
Variable interest entity, consolidated, carrying amount, assets		$ 1,846,801		$ 1,846,801		$ 1,874,253
Variable interest entity, consolidated, carrying amount, liabilities		910,851		910,851		934,351
Interest Expense		11,128	$ 12,209	$ 22,668	$ 24,362
Common Stock [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated				49.00%
Variable Interest Entity, Primary Beneficiary [Member] | PT Navigator Khatulistiwa [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated				100.00%
Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets		125,200		$ 125,200		123,100
Variable interest entity, consolidated, carrying amount, liabilities		21,300		21,300		20,400
Interest Expense		500		1,100
Proceeds from Related Party Debt				3,700
Variable Interest Entity, Primary Beneficiary [Member] | Ocean Yield Arora Ltd [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets		65,800		65,800		69,100
Variable interest entity, consolidated, carrying amount, liabilities		$ 64,800		$ 64,800		$ 69,000